Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 – SUBSEQUENT EVENTS

A.	On February 23, 2021, the Company amended its Certificate of Incorporation to effect a 7 to 1 reverse stock split of the Company’s outstanding Common Stock. As a result of the reverse stock split, which became effective on February 23, 2021, every 7 shares of the Company’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of authorized capital of the Company’s Common Stock and par value of the shares remained unchanged.

All share, stock option and per share information in these condensed consolidated financial statements have been restated to reflect the stock split on a retroactive basis.

B.	During January 2021, the Company entered into a series of additional 2020 CLAs (See note 6B above) with additional 2020 Lenders to sell additional 2020 Notes with an aggregate principal amount of $274,000.